Investment Portfolio - Government and Corporate Securities - Summary of Investments In Argentine And Other Governments And Corporate Securities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Total Debt Securities At Fair Value Through Profit Or Loss	$ 226,082,874	$ 79,470,642
Equity Instruments at Fair Value Through Profit or Loss [Abstract]
Equity instruments held	3,967,748	14,961,750
Equity Instruments At Fair Value Through Other Comprehensive Income [Abstract]
Allowances For Credit Losses	(12,858,226)	(20,893,248)
Total Debt Securities At Amortized Cost	83,823,214	117,766,716
Level 1 of fair value hierarchy [member]
Equity Instruments at Fair Value Through Profit or Loss [Abstract]
Equity instruments held	3,967,748	14,961,750
Level 3 of fair value hierarchy [member]
Equity Instruments at Fair Value Through Profit or Loss [Abstract]
Equity instruments held	0	0
Equity Securities At Fair Value Through Other Comprehensive Income [Member]
Equity Instruments At Fair Value Through Other Comprehensive Income [Abstract]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	1,984,994	188,301
Debt Securities At Fair Value Through Other Comprehensive Income [Member]
Equity Instruments At Fair Value Through Other Comprehensive Income [Abstract]
TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	841,884,579	1,922,232,187
Pesos [Member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	521,844,720	391,014,437
Bank Debt Instruments Held	60,484,996	1,460,167,050
Corporate debt instruments held	498,709	0
Pesos [Member] | Level 3 of fair value hierarchy [member]
Equity Instruments at Fair Value Through Profit or Loss [Abstract]
Equity instruments held	1,552,778	676
Pesos [Member] | Twenty Three November Twenty twenty Seven [Member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	14,771,877	37,662,724
Pesos [Member] | Twenty Third May Twenty Twenty Seven [Member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	32,406,871	100,997,240
Pesos [Member] | Twenty Third August Twenty Twenty Five [Member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	49,502,692	0
Pesos [Member] | Equity Securities At Fair Value Through Profit Or Loss [Member]
Equity Instruments at Fair Value Through Profit or Loss [Abstract]
Equity instruments held	3,967,748	14,961,750
Pesos [Member] | Debt Securities At Fair Value Through Profit Or Loss [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	384,217	22,995,861
Bank Debt Instruments Held	0	45,513,297
Pesos [Member] | Equity Securities At Fair Value Through Other Comprehensive Income [Member]
Equity Instruments at Fair Value Through Profit or Loss [Abstract]
Equity instruments held	1,552,778	676
Pesos [Member] | Debt Securities At Amortised Cost [Member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	96,681,440	138,659,964
Pesos [Member] | Debt Securities At Fair Value Through Other Comprehensive Income [Member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	4,690,777	2,025,069
Asset-backed debt instruments held	174,670,473	52,003,019
Foreign Currency [Member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	29,721	835,190
Bank Debt Instruments Held	69,772,109	6,619,055
Other Debt Instruments Held	1,651,592	0
Asset-backed debt instruments held	6,123,370	0
Equity Instruments at Fair Value Through Profit or Loss [Abstract]
Equity instruments held	432,216	187,625
Foreign Currency [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Asset-backed debt instruments held	347,401	0
Foreign Currency [Member] | Level 3 of fair value hierarchy [member]
Equity Instruments at Fair Value Through Profit or Loss [Abstract]
Equity instruments held	432,216	187,625
Foreign Currency [Member] | Twenty Nine September Twenty Twenty Six [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Asset-backed debt instruments held	2,134,139	0
Foreign Currency [Member] | Twenty Two September Twenty Twenty Seven [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Asset-backed debt instruments held	731,830	0
Foreign Currency [Member] | Debt Securities At Fair Value Through Profit Or Loss [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	223,548,356	10,961,484
Foreign Currency [Member] | Debt Securities At Fair Value Through Other Comprehensive Income [Member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	4,268,413	9,568,367
Mutual Fund [Member] | Pesos [Member] | Level 1 of fair value hierarchy [member]
Equity Instruments at Fair Value Through Profit or Loss [Abstract]
Equity instruments held	741,812	12,227,984
Share Byma [Member] | Pesos [Member] | Level 1 of fair value hierarchy [member]
Equity Instruments at Fair Value Through Profit or Loss [Abstract]
Equity instruments held	2,169,288	1,741,880
Share Banco [Member] | Pesos [Member] | Level 1 of fair value hierarchy [member]
Equity Instruments at Fair Value Through Profit or Loss [Abstract]
Equity instruments held	1,056,648	991,886
Treasury bill [member] | Pesos [Member] | Eighteen January Twenty Twenty Four [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	205,177	0
Treasury bill [member] | Pesos [Member] | Fourteen October Twenty Twenty Four [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	179,040	0
Treasury bill [member] | Pesos [Member] | Fourteen October Twenty Twenty Four [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	194,471,116	0
Treasury bill [member] | Pesos [Member] | Seventeen February Twenty Twenty Three [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	0	1,237,150
Treasury bill [member] | Pesos [Member] | Thirteen December Twenty Twenty Four [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	218,925,057	0
Treasury bill [member] | Pesos [Member] | Fourteen Feburary Twenty Twenty Five [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	56,074,420	0
Treasury bill [member] | Pesos [Member] | Twenty Sixth July Twenty Twenty Four [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	51,382,569	79,834,269
Treasury bill [member] | Pesos [Member] | Fourteen April Twenty Twenty Five [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	791,192	0
Treasury bill [member] | Pesos [Member] | Twenty Fifth March Twenty Twenty Four [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	166,382	77,406,739
Treasury bill [member] | Pesos [Member] | Nine November Twenty Twenty Six [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	33,984	25,733,504
Treasury bill [member] | Pesos [Member] | Thirteen August Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	0	64,755,218
Treasury bill [member] | Pesos [Member] | Nineteen May Twenty Twenty Three [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	0	41,147,674
Asset-backed debt instruments held	0	18,202,642
Treasury bill [member] | Pesos [Member] | Thirty First March Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	0	28,272,875
Treasury bill [member] | Pesos [Member] | Twenty Fifth March Twenty Twenty Three [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	0	27,186,318
Treasury bill [member] | Pesos [Member] | Twenty Eight April Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	0	24,896,271
Treasury bill [member] | Pesos [Member] | Sixteen June Twenty Twenty Three [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	0	15,154,084
Asset-backed debt instruments held	0	1,962,965
Treasury bill [member] | Pesos [Member] | Twenty First April Twenty Twenty Three [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	0	2,075,455
Treasury bill [member] | Pesos [Member] | Thirty First May Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	0	4,552,030
Argentina treasury bond [member] | Pesos [Member] | Seventeen October Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	0	21,758,711
Argentina treasury bond [member] | Pesos [Member] | Twenty Sixth July Twenty Twenty Four [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Asset-backed debt instruments held	88,825,583	1,594,778
Argentina treasury bond [member] | Foreign Currency [Member] | Thirty June Twenty Twenty Four [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	216,222,852	0
Argentina treasury bond [member] | Foreign Currency [Member] | Twenty Eight February Twenty Twenty Four [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	7,269,735	0
Argentina treasury bond [member] | Foreign Currency [Member] | Thirty First July Twenty Twenty Three [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	0	10,961,484
Gd30 Bond [Member] | Foreign Currency [Member] | Nine September Twenty Thirty [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	28,433	0
Al30 Bond [Member] | Foreign Currency [Member] | Nine September Twenty Thirty [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	27,336	0
Bcra Liquidity [Member] | Pesos [Member] | Eighteen January Twenty Twenty Four [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	55,990,918	0
Bcra Liquidity [Member] | Pesos [Member] | Twelve January Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	0	136,539,892
Bcra Liquidity [Member] | Pesos [Member] | Twelve January Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	0	45,513,297
Bcra Liquidity [Member] | Pesos [Member] | Nine January Twenty Twenty Four [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	4,444,215	0
Bcra Liquidity [Member] | Pesos [Member] | Second January Twenty Twenty Four [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	49,863	0
Bcra Liquidity [Member] | Pesos [Member] | Twenty Sixth January Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	0	516,342,664
Bcra Liquidity [Member] | Pesos [Member] | Third January Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	0	185,356,395
Bcra Liquidity [Member] | Pesos [Member] | Fifth January Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	0	184,805,499
Bcra Liquidity [Member] | Pesos [Member] | Tenth January Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	0	152,318,435
Bcra Liquidity [Member] | Pesos [Member] | Seventeen January Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	0	150,203,008
Bcra Liquidity [Member] | Pesos [Member] | Nineteen January Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	0	134,601,157
Corporate bond badlar [member] | Pesos [Member] | Seventeen October Twenty Twenty Four [Member] | Level 3 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	263,784	0
Corporate Bond Monetary [Member] | Pesos [Member] | Seventeen October Twenty Twenty Four [Member] | Level 3 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	234,746	0
Corporate Bond Toyota [Member] | Pesos [Member] | Second September Twenty Twenty Five [Member] | Level 3 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	179	0
Corporate Bond Central [Member] | Foreign Currency [Member] | Fourteen March Twenty Twenty Six [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Other Debt Instruments Held	1,651,592	0
Dollar linked [member] | Foreign Currency [Member] | Twenty Eight April Twenty Twenty Three [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	0	835,190
Dollar linked [member] | Foreign Currency [Member] | Thirty April Twenty Twenty Four [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Government debt instruments held	29,721	0
Asset-backed debt instruments held	2,910,000	0
Dollar linked [member] | Foreign Currency [Member] | Eighteen May Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	0	277,783
Local Bcra [Member] | Foreign Currency [Member] | Sixteen November Twenty Twenty Four [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	44,709,127	0
Local Bcra [Member] | Foreign Currency [Member] | Twenty November Twenty Twenty Four [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	16,978,149	0
Local Bcra [Member] | Foreign Currency [Member] | Twenty Three November Twenty Twenty Four [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	6,467,866	0
Local Bcra [Member] | Foreign Currency [Member] | Twenty Seven November Twenty Twenty Four [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	1,616,967	0
Local Bcra [Member] | Foreign Currency [Member] | Twenty Nine September Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	0	1,654,764
Local Bcra [Member] | Foreign Currency [Member] | Third October Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	0	1,654,764
Local Bcra [Member] | Foreign Currency [Member] | Four October Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	0	1,654,764
Local Bcra [Member] | Foreign Currency [Member] | Fifth October Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	0	1,103,176
Local Bcra [Member] | Foreign Currency [Member] | Twenty Third September Twenty Twenty Three [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Bank Debt Instruments Held	0	551,587
Corporate Bond Luz [Member] | Foreign Currency [Member] | Twenty Nine September Twenty Twenty Six [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	347	1,731,557
Corporate Bond Petroquimica [Member] | Pesos [Member] | Fifteen August Twenty Twenty Four [Member] | Level 3 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	172,734	0
Corporate Bond Petroquimica [Member] | Foreign Currency [Member] | Twenty Two September Twenty Twenty Seven [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	118	0
Corporate Bond Pcr [Member] | Foreign Currency [Member] | Seventeen December Twenty Twenty Four [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	0	589,815
Corporate Bond Arcor [Member] | Pesos [Member] | Twenty October Twenty Twenty Five [Member] | Level 3 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	3,836,170	1,919,543
Corporate bond new [member] | Pesos [Member] | Fourteen February Twenty Twenty Four [Member] | Level 3 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	225,822	0
Corporate bond new [member] | Pesos [Member] | Nineteen May Twenty Twenty Four [Member] | Level 3 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	152,317	0
Corporate Bond Bco [Member] | Pesos [Member] | Third March Twenty Twenty Four [Member] | Level 3 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	216,530	0
Corporate Bond Refi [Member] | Pesos [Member] | Six May Twenty Twenty Five [Member] | Level 3 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	87,204	105,526
Corporate Bond Pampa [Member] | Foreign Currency [Member] | Eight September Twenty Twenty Five [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	1,602,518	0
Corporate Bond Empresa [Member] | Foreign Currency [Member] | Fourteen July Twenty Twenty Eight [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	1,338,658	0
Corporate Bond Vista [Member] | Foreign Currency [Member] | Twenty July Twenty Twenty Five [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	1,326,772	0
Corporate Bond Vista [Member] | Foreign Currency [Member] | Eight August Twenty Twenty Four [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	0	4,213,672
Corporate Bond Vista [Member] | Foreign Currency [Member] | Twenty First January Twenty Twenty Four [Member] | Level 2 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Corporate debt instruments held	0	2,755,540
Argentine bonds [member] | Pesos [Member] | Nine September Twenty Twenty Six [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Asset-backed debt instruments held	36,754,500	0
Treasury bonds [member] | Pesos [Member] | Fourteen October Twenty Twenty Five [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Asset-backed debt instruments held	5,016,975	0
Treasury bonds [member] | Pesos [Member] | Twenty Five March Twenty Twenty Three [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Asset-backed debt instruments held	0	19,067,599
Treasury bonds [member] | Pesos [Member] | Twenty Five March Twenty Twenty Four [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Asset-backed debt instruments held	0	11,175,035
BCRA Liquidity Bills In Pesos Maturity Date First Of Spetember Two Thousand And Twenty Four [Member] | Pesos [Member] | Nine January Twenty Twenty Four [Member] | Level 1 of fair value hierarchy [member]
Debt Securities At Fair Value Through Profit Or Loss [Abstract]
Asset-backed debt instruments held	$ 44,073,415	$ 0